Accrued Expenses	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Payables and Accruals [Abstract]
Accrued Expenses
NOTE 7. ACCRUED EXPENSES
Accrued expenses consist of the following:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Accrued employee benefits and payroll-related	$541	$218
Real estate and other taxes (1)	1,257	491
Self-insured reserve (2)	168	183
Accrued interest	284	424
Unearned rental revenue	42	41
Other accrued expenses	1,028	868

Total accrued expenses	$3,320	$2,225

(3)
Includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax accrual for the six months ended June 30, 2021 for the Healthcare Services segment.

(4)
The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 12—
Commitments and Contingencies)
.

NOTE 7. ACCRUED EXPENSES
Accrued expenses consist of the following:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Accrued employee benefits and payroll-related	$438	$218
Real estate and other taxes (1)	1,175	491
Self-insured reserve (2)	140	183
Accrued interest	222	424
Unearned rental revenue	42	41
Medicaid overpayment—Healthcare Services	1,032	—
Other accrued expenses	1,114	868

Total accrued expenses	$4,163	$2,225

(5)
Includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.1 million bed tax accrual for the three months ended September 30, 2021 for the Healthcare Services segment. Additionally, approximately $0.1 million bed tax for the Healthcare Services segment is included in “Accounts payable” in the Company’s consolidated balance sheets.

(6)
The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 12—
Commitments and Contingencies)
.